Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	755,778,934.17	30,144
Yield Supplement Overcollateralization Amount 05/31/20	32,045,384.07	0
Receivables Balance 05/31/20	787,824,318.24	30,144
Principal Payments	21,194,632.64	390
Defaulted Receivables	877,746.51	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/20	30,683,581.93	0
Pool Balance at 06/30/20	735,068,357.16	29,721

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.57%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,789,526.05	105
Past Due 61-90 days	611,575.02	28
Past Due 91-120 days	370,650.47	16
Past Due 121+ days	0.00	0
Total	3,771,751.54	149

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	534,709.87
Aggregate Net Losses/(Gains) - June 2020	343,036.64
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.52%
Prior Net Losses Ratio	1.11%
Second Prior Net Losses Ratio	0.49%
Third Prior Net Losses Ratio	0.09%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	8,453,286.11
Actual Overcollateralization	8,453,286.11
Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	6.17%
Weighted Average Remaining Term	59.21

Flow of Funds	$ Amount
Collections	27,586,063.31
Investment Earnings on Cash Accounts	483.34
Servicing Fee(1)	(656,520.27)
Transfer to Collection Account	-
Available Funds	26,930,026.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	579,224.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,019,119.27
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,453,286.11
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,226,099.16
(12) Collection Account Redeposits	2,605,000.00

Total Distributions of Available Funds	26,930,026.38
Servicing Fee	656,520.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 06/15/20	747,087,476.43
Principal Paid	20,472,405.38
Note Balance @ 07/15/20	726,615,071.05

Class A-1
Note Balance @ 06/15/20	51,907,476.43
Principal Paid	20,472,405.38
Note Balance @ 07/15/20	31,435,071.05
Note Factor @ 07/15/20	22.5179592%

Class A-2a
Note Balance @ 06/15/20	181,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	181,200,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-2b
Note Balance @ 06/15/20	125,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	125,000,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-3
Note Balance @ 06/15/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	274,400,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-4
Note Balance @ 06/15/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	76,910,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	25,110,000.00
Note Factor @ 07/15/20	100.0000000%

Class C
Note Balance @ 06/15/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	12,560,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	626,521.84
Total Principal Paid	20,472,405.38
Total Paid	21,098,927.22

Class A-1
Coupon	1.04922%
Interest Paid	45,385.30
Principal Paid	20,472,405.38
Total Paid to A-1 Holders	20,517,790.68

Class A-2a
Coupon	1.02000%
Interest Paid	154,020.00
Principal Paid	0.00
Total Paid to A-2a Holders	154,020.00

Class A-2b
One-Month Libor	0.18475%
Coupon	0.47475%
Interest Paid	49,453.13
Principal Paid	0.00
Total Paid to A-2b Holders	49,453.13

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7505233
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5243122
Total Distribution Amount	25.2748355

A-1 Interest Distribution Amount	0.3251096
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	146.6504683
Total A-1 Distribution Amount	146.9755779

A-2a Interest Distribution Amount	0.8500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8500000

A-2b Interest Distribution Amount	0.3956250
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3956250

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	587.09
Noteholders' Principal Distributable Amount	412.91

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/20	2,092,197.46
Investment Earnings	181.79
Investment Earnings Paid	(181.79)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$20,480,759.69	$28,345,335.61	$77,813,266.82
Number of Extensions	695	941	2,669
Ratio of extensions to Beginning of Period Receivables Balance	2.60%	3.51%	9.39%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.